Related parties - Schedule of Outstanding Balances with AstraZeneca and BPI (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets [abstract]
Non-current assets	$ 96,476	$ 101,265
Trade receivables	6,714	569
Total current assets	287,069	233,005
TOTAL ASSETS	383,544	334,270
Liabilities [abstract]
Non-current financial liabilities	50,882	49,125
Total non-current liabilities	86,241	94,431
Current financial liabilities	16,134	5,289
Deferred income and contract liabilities	112,161	110,325
Total current liabilities	166,269	155,144
Total liabilities	252,511	$ 249,575
Astra Zeneca [Member]
Assets [abstract]
Non-current assets	0
Trade receivables	6,053
Total current assets	6,053
TOTAL ASSETS	6,053
Liabilities [abstract]
Non-current financial liabilities	0
Total non-current liabilities	0
Current financial liabilities	0
Deferred income and contract liabilities	112,155
Total current liabilities	112,155
Total liabilities	112,155
BPI [Member]
Assets [abstract]
Non-current assets	0
Total current assets	0
TOTAL ASSETS	0
Liabilities [abstract]
Non-current financial liabilities	4,358
Total non-current liabilities	4,358
Current financial liabilities	12,716
Total current liabilities	12,716
Total liabilities	$ 17,074